Note 2 - Loans Receivable - Past Due (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans receivable, Past due greater than 90 days accruing	$ 0	$ 0
Loans receivable, before allowance and fee	30,666	32,039
Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, before allowance and fee	354	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, before allowance and fee	0	34
Financial Asset, Not Past Due [Member]
Loans receivable, before allowance and fee	30,312	32,005
Real Estate Loan [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, before allowance and fee	30,371	31,713
Real Estate Loan [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, before allowance and fee	354	0
Real Estate Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, before allowance and fee	0	34
Real Estate Loan [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, before allowance and fee	30,017	31,679
Share Loans [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, before allowance and fee	295	326
Share Loans [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, before allowance and fee	0	0
Share Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, before allowance and fee	0	0
Share Loans [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, before allowance and fee	295	326
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable, adjustable rate	711	575
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, before allowance and fee	711	575
Residential Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, adjustable rate	0	0
Residential Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, adjustable rate	0	0
Residential Portfolio Segment [Member] | Home Equity Loan [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, adjustable rate	711	575
Residential Portfolio Segment [Member] | Land [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	471	147
Loans receivable, before allowance and fee	471	147
Residential Portfolio Segment [Member] | Land [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Residential Portfolio Segment [Member] | Land [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	34
Residential Portfolio Segment [Member] | Land [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	471	113
Residential Portfolio Segment [Member] | Multifamily [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	288	302
Loans receivable, before allowance and fee	288	302
Residential Portfolio Segment [Member] | Multifamily [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Residential Portfolio Segment [Member] | Multifamily [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Residential Portfolio Segment [Member] | Multifamily [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	288	302
Residential Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	28,304	29,964
Loans receivable, before allowance and fee	28,304	29,964
Residential Portfolio Segment [Member] | One to Four Family [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	354	0
Residential Portfolio Segment [Member] | One to Four Family [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Residential Portfolio Segment [Member] | One to Four Family [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	27,950	29,964
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	29,774	30,988
Loans receivable, before allowance and fee	29,774	30,988
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	354	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	34
Residential Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	29,420	30,954
Construction Portfolio Segment [Member] | One to Four Family [Member]
Loans receivable, before allowance and fee	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	0	18
Loans receivable, before allowance and fee	0	18
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Construction Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	0	18
Commercial Real Estate Portfolio Segment [Member]
Loans receivable, before allowance and fee	597	707
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable, Past due greater than 90 days accruing	0	0
Loans receivable, fixed rate	597	707
Loans receivable, before allowance and fee	597	707
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, 30 to 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable, fixed rate	0	0
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset, Not Past Due [Member]
Loans receivable, fixed rate	$ 597	$ 707